UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 83.0%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.7%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$690	$745,200
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	770	823,900
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	80	86,300
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	4,160	4,659,200

		$6,314,600

Automotive & Auto Parts — 3.2%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$1,132	$1,229,635
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	1,065	1,124,906
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	3,456	3,883,680
Chrysler Group, LLC, 8.25%, 6/15/21	1,815	1,898,944
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	2,390	2,621,264
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	1,765	1,954,460
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	4,120	4,881,079
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	1,380	1,694,277
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	1,305	1,622,475
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	1,375	1,516,115
Meritor, Inc., Sr. Notes, 0.00%, (4.625% until 3/1/16), 3/1/26	955	835,625
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	2,045	2,139,581
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	2,706	2,851,448
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	1,345	1,314,738

		$29,568,227

Banks and Thrifts — 1.4%
Ally Financial, Inc., Sr. Notes, 2.667%, 12/1/14(2)	$720	$698,746
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	1,200	1,251,671
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	4,075	4,422,577
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	3,955	4,755,888
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	1,730	1,860,397

		$12,989,279

Broadcasting — 0.8%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$1,100	$1,251,250
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	945	1,027,688
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	1,370	1,335,750
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	3,575	3,986,125

		$7,600,813

Building Materials — 1.4%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$4,030	$4,412,850
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	815	890,388
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	1,265	1,359,875
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	2,930	3,043,537
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	765	791,775
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	1,815	1,969,275

		$12,467,700

Cable/Satellite TV — 2.2%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$790	$863,075
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	2,020	2,317,950
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	420	463,050
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	2,020	2,252,300

Security	Principal Amount (000’s omitted)	Value
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	$1,180	$1,293,575
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	125	141,875
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	2,580	2,825,100
DISH DBS Corp., Sr. Notes, 5.875%, 7/15/22(1)	1,940	2,007,900
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	2,800	3,076,500
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	3,015	3,116,756
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	170	181,900
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	1,875	1,959,375

		$20,499,356

Capital Goods — 1.2%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$1,620	$1,656,450
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	2,890	3,077,850
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	1,910	2,067,575
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	740	819,550
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	1,015	1,040,375
Terex Corp., Sr. Notes, 10.875%, 6/1/16	2,345	2,638,125

		$11,299,925

Chemicals — 3.3%
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$960	$1,040,400
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	805	885,500
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	2,740	3,322,250
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	2,040	2,555,100
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	1,855	2,017,312
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	3,690	3,832,987
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	905	947,988
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	4,740	5,166,600
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	4,125	4,692,187
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	1,610	1,803,200
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	535	587,163
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	660	709,500
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	949	1,077,115
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	515	543,325
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	1,085	900,550

		$30,081,177

Consumer Products — 1.0%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$765	$810,900
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	2,745	2,964,600
Revlon Consumer Products Corp., 9.75%, 11/15/15	3,560	3,818,100
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	550	602,250
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	1,015	1,164,713

		$9,360,563

Containers — 1.7%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$1,165	$1,233,444
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	550	610,500
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	3,905	4,178,350
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	2,290	2,444,575
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16	190	200,450
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	1,145	1,268,087
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	815	833,338
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	660	702,900
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	1,190	1,262,887
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	2,595	2,971,275

		$15,705,806

Diversified Financial Services — 3.3%
Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17	$1,110	$1,171,050
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20	555	596,625

Security	Principal Amount (000’s omitted)	Value
Alliance Data Systems Corp., Sr. Sub. Notes, 6.375%, 4/1/20(1)	$1,155	$1,206,975
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	2,230	2,352,523
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	3,195	3,195,000
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	4,780	4,989,636
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	1,145	1,213,700
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	3,740	4,301,000
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	1,735	1,832,594
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	1,565	1,838,875
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	1,815	2,194,700
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	1,230	1,437,563
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	4,090	4,304,725

		$30,634,966

Diversified Media — 2.7%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$4,135	$4,031,625
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	3,090	2,765,550
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	1,515	1,643,775
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	445	419,413
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	1,860	1,646,100
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,080	469,800
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	2,755	2,975,400
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	1,215	1,263,600
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	854	965,020
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	78	89,310
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	600	660,750
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,990	3,300,212
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	3,710	4,127,375

		$24,357,930

Energy — 10.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$2,405	$2,549,300
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	3,005	3,200,325
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	1,260	1,304,100
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	1,205	1,289,350
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	3,185	3,384,062
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	1,660	1,730,550
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	385	427,350
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	825	792,000
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	1,025	937,875
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	4,941	5,274,517
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	1,340	1,440,500
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	1,585	1,747,463
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	2,325	2,429,625
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	670	762,125
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	280	317,800
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	1,639	1,852,070
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	3,050	3,339,750
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes, 8.375%, 6/1/19(1)	1,075	1,062,906
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	3,950	4,221,562
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	2,880	3,103,200
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	530	564,450
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	4,000	4,080,000
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	2,155	2,198,100
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	800	862,000
Holly Corp., Sr. Notes, 9.875%, 6/15/17	1,710	1,902,375
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	575	602,313

Security	Principal Amount (000’s omitted)	Value
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	$3,420	$3,646,575
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	770	816,200
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	2,190	2,244,750
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	2,585	2,759,488
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	890	901,125
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	2,920	2,963,800
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	2,345	2,078,256
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	1,665	1,760,738
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	115	120,463
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	2,835	2,856,262
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	1,570	1,672,050
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	2,210	2,309,450
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	1,000	1,047,500
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	290	280,575
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	1,580	1,745,900
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	1,015	1,116,500
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	3,445	3,677,537
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	700	700,228
SM Energy Co., Sr. Notes, 6.50%, 1/1/23(1)	1,685	1,720,806
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	610	628,300
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	3,745	3,464,125
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	540	571,050
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	715	736,450
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	3,160	3,239,000

		$94,432,796

Entertainment/Film — 0.5%
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	$695	$774,925
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	743	830,302
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	545	611,763
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	2,190	2,469,225

		$4,686,215

Environmental — 0.4%
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	$405	$403,988
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	1,085	1,124,331
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	1,970	2,125,622

		$3,653,941

Food/Beverage/Tobacco — 1.5%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$2,157	$1,689,462
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	4,800	4,596,000
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	1,445	1,602,144
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	1,130	1,130,000
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	2,695	2,991,450
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	2,155	2,241,200

		$14,250,256

Gaming — 5.3%
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$5,755	$2,158,125
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	1,680	1,436,400
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	1,270	939,800
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	925	897,250
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	7,630	6,180,300
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	3,695	3,718,094
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	2,375	2,582,812

Security	Principal Amount (000’s omitted)	Value
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	$679	$673,907
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	855	876,375
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	2,100	2,394,000
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	2,110	2,173,300
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	2,820	2,841,150
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	680	760,750
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	1,305	1,487,700
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	1,350	1,515,375
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	2,354	2,083,290
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	1,620	1,676,700
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	5,110	3,423,700
Peninsula Gaming, LLC, 8.375%, 8/15/15	1,195	1,254,750
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	2,880	3,294,000
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	745	785,975
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	3,605	3,460,800
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	3,443	1,993,229

		$48,607,782

Health Care — 7.7%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$3,345	$3,495,525
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	1,290	1,348,050
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	550	585,750
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	1,530	1,652,400
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	1,730	1,814,337
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	2,150	2,219,875
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	1,435	1,542,625
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	2,685	2,815,894
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	5,685	5,905,294
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	1,000	1,035,000
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	1,300	1,389,375
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	1,305	1,448,550
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	1,200	1,333,500
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	555	617,437
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	1,510	1,625,137
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	1,260	1,349,775
HCA, Inc., 9.875%, 2/15/17	1,427	1,555,430
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	1,530	1,725,075
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	5,415	5,739,900
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	3,630	3,856,875
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	1,765	1,641,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	2,800	3,090,500
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	1,190	1,172,150
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	4,700	5,246,375
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	1,510	1,634,575
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	1,870	2,019,600
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	1,290	1,354,500
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	2,375	2,624,375
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	1,140	1,128,600
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	545	570,888
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,485,675
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	545	581,788
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20(1)	1,775	1,921,437
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	3,255	3,535,744

		$71,063,461

Homebuilders/Real Estate — 1.0%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$2,625	$2,831,719
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	5,470	6,201,612

		$9,033,331

Security	Principal Amount (000’s omitted)	Value
Hotels — 0.1%
Choice Hotels International, Inc., Sr. Notes, 5.75%, 7/1/22	$540	$577,800

		$577,800

Insurance — 0.3%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$1,500	$1,569,375
USI Holdings Corp., Sr. Notes, 4.342%, 11/15/14(1)(2)	785	741,825

		$2,311,200

Leisure — 1.2%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$1,735	$1,908,500
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	2,615	3,026,862
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	535	593,850
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	1,355	1,500,663
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	575	704,375
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	2,145	2,246,888
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	700	757,750

		$10,738,888

Metals/Mining — 3.7%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	$1,555	$1,652,188
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	1,630	1,735,950
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	5,490	5,654,700
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	2,720	2,570,400
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	905	947,988
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	1,025	1,127,500
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	2,645	2,949,175
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	4,420	4,442,100
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	3,790	3,761,575
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	1,085	1,101,275
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	3,720	3,868,800
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	2,435	2,501,962
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	1,315	1,313,356

		$33,626,969

Paper — 0.7%
Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$545	$617,213
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	2,200	2,469,500
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	2,300	2,969,817

		$6,056,530

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$755	$845,600

		$845,600

Restaurants — 0.6%
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	$3,030	$3,427,687
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	2,750	2,485,313

		$5,913,000

Services — 6.8%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$930	$953,259
Ashtead Capital, Inc., Sr. Notes, 6.50%, 7/15/22(1)	1,095	1,142,906
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	520	560,950
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	2,550	2,865,563
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	2,235	2,318,813

Security	Principal Amount (000’s omitted)	Value
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	$4,475	$4,105,812
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	20	21,675
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	3,440	3,414,200
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	7,020	7,213,050
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	14,818	15,225,263
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	5,130	5,437,800
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	200	218,000
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	1,330	1,506,225
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	1,185	1,319,794
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	830	618,350
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	3,710	4,025,350
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	3,775	4,468,656
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	4,060	4,303,600
UR Merger Sub Corp., Sr. Notes, 10.875%, 6/15/16	2,770	3,130,100

		$62,849,366

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$1,880	$1,894,100

		$1,894,100

Super Retail — 5.4%
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	$760	$792,300
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	6,260	6,784,275
J. Crew Group, Inc., Sr. Notes, 8.125%, 3/1/19	2,145	2,217,394
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	3,885	4,088,963
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	5,170	5,771,013
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	3,620	4,312,325
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	2,525	2,717,531
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	1,175	1,249,918
Michaels Stores, Inc., Sr. Sub. Notes, 13.00%, 11/1/16	526	562,825
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	1,615	1,645,281
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	2,705	2,813,200
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	3,945	4,344,431
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	3,800	4,080,250
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	2,830	2,847,688
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	4,440	4,650,944
Toys “R” Us, Inc., Sr. Notes, 10.375%, 8/15/17(1)	695	701,950

		$49,580,288

Technology — 3.0%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$65	$68,413
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	3,050	2,394,250
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	5,485	4,346,862
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	680	712,300
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	855	931,950
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	1,310	1,377,137
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	2,930	3,072,837
First Data Corp., Sr. Notes, 10.55%, 9/24/15(3)	2,217	2,283,062
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19(1)	2,720	2,924,000
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	3,435	3,748,444
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	5,265	5,969,194

		$27,828,449

Telecommunications — 7.1%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$2,080	$2,236,707
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	5,440	6,019,110
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	2,700	2,760,750
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(1)	400	409,000

Security	Principal Amount (000’s omitted)	Value
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	$3,255	$3,442,162
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	1,940	2,167,950
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	1,335	1,490,194
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	685	667,875
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	3,430	3,704,400
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	2,210	2,359,175
Intelsat Jackson Holdings, Ltd., Sr. Notes, 11.25%, 6/15/16	822	868,237
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	4,140	4,321,125
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	1,461	1,524,690
iPCS, Inc., 3.716%, 5/1/14(2)(3)	1,010	997,375
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	3,820	3,848,650
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	1,991	2,008,421
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,910	2,946,375
NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	140	112,000
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	1,915	2,022,719
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	497	555,398
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	8,250	9,652,500
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	1,140	1,273,950
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	4,060	4,547,200
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	3,783	2,381,410
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	2,445	2,628,375

		$64,945,748

Textiles/Apparel — 0.4%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$3,385	$3,980,019

		$3,980,019

Transportation Ex Air/Rail — 0.5%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$2,215	$2,176,237
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	2,065	2,173,413

		$4,349,650

Utilities — 3.3%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$1,375	$1,579,531
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	3,315	3,609,206
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	6,870	7,677,225
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	1,910	2,120,100
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	3,875	4,427,187
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	3,255	1,920,450
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	2,090	2,231,075
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	3,315	3,588,488
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	370	395,900
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	3,665	2,730,425

		$30,279,587

Total Corporate Bonds & Notes (identified cost $729,194,541)		$762,385,318

Senior Floating-Rate Interests — 7.0%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$1,683	$1,712,185

		$1,712,185

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Building Materials — 0.5%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$2,975	$2,945,689
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	1,422	1,354,859

		$4,300,548

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$1,995	$2,014,118
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	2,294	2,252,871
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	1,446	1,460,839

		$5,727,828

Consumer Products — 0.4%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$3,807	$3,801,459

		$3,801,459

Diversified Financial Services — 0.3%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$2,400	$2,421,000

		$2,421,000

Energy — 0.8%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$5,320	$5,314,105
Everest Acquisition LLC, Term Loan, 6.50%, Maturing 5/24/18	2,000	2,029,376

		$7,343,481

Food/Beverage/Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$3,260	$3,210,865

		$3,210,865

Gaming — 0.2%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.50%, Maturing 5/16/14	$1,580	$1,485,200

		$1,485,200

Health Care — 0.7%
Hologic, Inc., Term Loan, Maturing 7/19/19(7)	$2,000	$2,014,584
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	4,400	4,444,000

		$6,458,584

Services — 0.5%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 11/29/19	$2,700	$2,679,750
Education Management LLC, Term Loan, 4.50%, Maturing 6/1/16	1,987	1,692,268

		$4,372,018

Super Retail — 0.6%
Claire’s Stores, Inc., Term Loan, 3.06%, Maturing 5/29/14	$1,200	$1,148,591
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/10/19	4,200	4,212,763

		$5,361,354

Technology — 0.2%
First Data Corp., Term Loan, 3.00%, Maturing 9/24/14	$1,596	$1,550,234

		$1,550,234

Telecommunications — 1.1%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$1,200	$1,200,000
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	2,000	1,998,056
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	1,025	1,063,933
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	5,000	5,325,000
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/12/18	700	696,500

		$10,283,489

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	$523	$494,488
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	1,170	1,106,721
CEVA Group PLC, Term Loan, 5.46%, Maturing 8/31/16	590	557,834

		$2,159,043

Utilities — 0.4%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$5,240	$3,671,472

		$3,671,472

Total Senior Floating-Rate Interests (identified cost $64,202,373)		$63,858,760

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.3%
Ford Motor Co., 4.25%, 11/15/16	$2,180	$2,951,175

		$2,951,175

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(10)	$37	$35,890

		$35,890

Total Convertible Bonds (identified cost $3,771,612)		$2,987,065

Common Stocks — 2.1%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
Meritor, Inc.(9)	150,000	$702,000

		$702,000

Building Materials — 0.5%
Panolam Holdings Co.(5)(9)(10)	3,117	$5,081,022

		$5,081,022

Chemicals — 0.5%
LyondellBasell Industries NV, Class A	100,000	$4,453,000

		$4,453,000

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	13,600	$119,680

		$119,680

Energy — 0.1%
SemGroup Corp.(9)	16,378	$552,102

		$552,102

Gaming — 0.2%
Greektown Superholdings, Inc.(9)	892	$45,492
Las Vegas Sands Corp.	54,500	1,984,890

		$2,030,382

Security	Shares	Value
Super Retail — 0.5%
Express, Inc.(9)	150,000	$2,415,000
GNC Holdings, Inc., Class A	57,157	2,202,259

		$4,617,259

Technology — 0.2%
Amkor Technology, Inc.(9)	350,000	$1,865,500

		$1,865,500

Total Common Stocks (identified cost $16,564,117)		$19,420,945

Convertible Preferred Stocks — 0.3%

Security	Shares	Value
Automotive & Auto Parts — 0.2%
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,127,000

		$2,127,000

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$911,484

		$911,484

Total Convertible Preferred Stocks (identified cost $3,653,850)		$3,038,484

Preferred Stocks — 0.4%

Security	Shares	Value
Banks and Thrifts — 0.4%
GMAC Capital Trust I, 8.125%	129,800	$3,164,524

		$3,164,524

Total Preferred Stocks (identified cost $3,273,233)		$3,164,524

Miscellaneous — 0.1%

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(9)	7,585,000	$66,369
Adelphia, Inc., Escrow Certificate(9)	3,555,000	31,106
Adelphia Recovery Trust(5)(9)	10,758,837	0

		$97,475

Energy — 0.1%
SemGroup Corp., Escrow Certificate(9)	6,330,000	$253,200

		$253,200

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	5,410	$24,345

		$24,345

Security	Shares	Value
Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(9)	705,000	$14,100

		$14,100

Total Miscellaneous (identified cost $9,891,232)		$389,120

Warrants — 0.4%

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(9)	17,240	$179,383

		$179,383

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$72,450

		$72,450

Gaming — 0.4%
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(9)(10)	25,351	$3,759,329

		$3,759,329

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	17,588	$0

		$0

Total Warrants (identified cost $172)		$4,011,162

Short-Term Investments — 6.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$63,590	$63,589,735

Total Short-Term Investments (identified cost $63,589,735)		$63,589,735

Total Investments — 100.5% (identified cost $894,140,865)		$922,845,113

Other Assets, Less Liabilities — (0.5)%		$(4,286,679)

Net Assets — 100.0%		$918,558,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $334,883,864 or 36.5% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	Restricted security.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $27,487.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$898,562,340

Gross unrealized appreciation	$55,782,252
Gross unrealized depreciation	(31,499,479)

Net unrealized appreciation	$24,282,773

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing 1.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Principal Amount (000’s omitted)	Cost	Value
Convertible Bonds, Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$24,345
HF Holdings, Inc.	10/27/09	13,600	730,450	119,680
Mood Media Corp., 10.00%, 10/31/15	7/30/12	37	0	35,890
Panolam Holdings Co.	12/30/09	3,117	1,712,791	5,081,022
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	25,351	0	3,759,329
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	17,588	0	0

Total Restricted Securities			$2,537,916	$9,020,266

A summary of open financial instruments at July 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$1,150	5.00	%(1)	6/20/15	$26,341	$29,471	$55,812
Barclays Bank PLC	Amkor Technology, Inc.	Ba3/BB	2,000	5.00	(1)	6/20/15	45,811	79,643	125,454
Citibank NA	Meritor, Inc.	B3/B-	1,745	5.00	(1)	6/20/15	(88,030)	67,907	(20,123)
Citibank NA	Meritor, Inc.	B3/B-	870	5.00	(1)	6/20/17	(140,329)	134,013	(6,316)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	1,000	5.00	(1)	12/20/16	93,045	(1,769)	91,276
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(40,089)	61,125
Deutsche Bank	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(71,747)	29,467
Deutsche Bank	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	195,393	(93,247)	102,146
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	1,100	5.00	(1)	9/20/16	101,214	(46,429)	54,785
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	2,100	5.00	(1)	12/20/16	195,393	(69,077)	126,316
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	300	5.00	(1)	6/20/15	(15,134)	14,307	(827)

							$616,132	$2,983	$619,115

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Depreciation
Deutsche Bank	Markit CDX North America High Yield Index	$9,900	5.00	%(1)	6/20/17	$249,455	$(448,057)	$(198,602)
Deutsche Bank	Markit CDX North America High Yield Index	9,900	5.00	(1)	6/20/17	249,455	(654,927)	(405,472)

						$498,910	$(1,102,984)	$(604,074)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $14,565,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $1,358,535 and $243,493, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$760,392,089	$1,993,229	$762,385,318
Senior Floating-Rate Interests	—	63,858,760	—	63,858,760
Convertible Bonds	—	2,951,175	35,890	2,987,065
Common Stocks	14,174,751	45,492	5,200,702	19,420,945
Convertible Preferred Stocks	3,038,484	—	—	3,038,484
Preferred Stocks	3,164,524	—	—	3,164,524
Miscellaneous	—	389,120	0	389,120
Warrants	—	251,833	3,759,329	4,011,162
Short-Term Investments	—	63,589,735	—	63,589,735
Total Investments	$20,377,759	$891,478,204	$10,989,150	$922,845,113
Credit Default Swaps	$—	$1,358,535	$—	$1,358,535
Total	$20,377,759	$892,836,739	$10,989,150	$924,203,648

Liability Description
Credit Default Swaps	$—	$(243,493)	$—	$(243,493)
Total	$—	$(243,493)	$—	$(243,493)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012